Financial Instruments - Fair Value by Balance Sheet Location of Fuel Derivatives (Details) (Fuel Derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Other Current Liabilities [Member]	Dec. 31, 2011 Other Current Liabilities [Member]	Dec. 31, 2012 Other Current Liabilities [Member] Sabine Pass LNG, LP [Member]	Mar. 31, 2013 Prepaid Expenses And Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fuel Derivative Liability			$ 98	$ 1,415	$ (98)
Derivative Assets	$ 47	$ 0				$ 420